Financial Instruments (Schedule of Aging of Debts and Impairment Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 6,056	$ 8,225
Not past due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	5,610	7,986
Past due 0-30 days [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	417	215
Past due 61-90 days [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	5
Past due over 90 days [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	5
Past due 31-60 days [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 19	$ 24